Derivative Financial Instruments (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Derivative [Line Items]
Net realized gains/(losses)	$ (2.9)	$ 6.4
Change in net unrealized gains/(losses)	$ 0.9	$ (9.9)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net realized and unrealized investment losses	Net realized and unrealized investment losses
Forwards
Derivative [Line Items]
Net realized gains/(losses)	$ (2.9)	$ 6.4
Change in net unrealized gains/(losses)	0.9	(9.9)
Total foreign exchange contracts
Derivative [Line Items]
Net realized gains/(losses)	(2.9)	6.4
Change in net unrealized gains/(losses)	$ 0.9	$ (9.9)